SUPPLEMENT TO THE PROSPECTUS
                                       OF
                          EVERGREEN MONEY MARKET FUNDS


I. Evergreen Money Market Fund, Evergreen Municipal Money Market Fund (the "Funds")

         Effective immediately, the Funds' prospectus is revised to reflect restated expenses. The tables under the section entitled "EXPENSES" for each Fund will now be as follows:

Evergreen Money Market Fund

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                              Total Fund
             Management   12b-1     Other      Operating
                Fees        Fees    Expenses   Expenses+

Class A         0.39%      0.30%     0.21%       0.90%
Class B         0.39%      1.00%     0.21%       1.60%
Class C         0.39%      1.00%     0.21%       1.60%
Class I         0.39%      0.00%     0.21%       0.60%

+ Annual Fund Operating Expenses have been revised to state fees expected to be incurred by the Fund for the current fiscal year.

Example of Fund Expenses

                     Assuming Redemption              Assuming No
                       At End of Period                Redemption
             ---------------------------------------------------------
After:       Class A  Class B   Class C   Class I  Class B   Class C

  1 year     $92      $ 663     $ 363     $ 61     $163      $163
 3 years     $ 287    $ 805     $ 505     $192     $505      $ 505
 5 years     $ 498    $1,071    $ 871     $335     $871      $ 871
10 years     $ 1,108  $1,625    $ 1,900   $750     $1,625    $ 1,900


Evergreen Municipal Money Market Fund

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                              Total Fund
             Management   12b-1     Other      Operating
                Fees        Fees    Expenses   Expenses+

Class A         0.43%      0.30%     0.16%       0.89%
Class I         0.43%      0.00%     0.16%       0.59%

+ Annual Fund Operating Expenses have been revised to state fees expected to be incurred by the Fund for the current fiscal year.


Example of Fund Expenses

    After:                Class A           Class I
   1 year                 $   91            $ 60
   3 years                $  284            $189
   5 years                $  493            $329
 10 years                 $1,096            $738


July 3, 2001                                                        XXXXXX  7/01